VictoryShares WestEnd Economic Cycle Bond ETF Shareholder Fees	Jun. 30, 2025 USD ($)
VictoryShares WestEnd Economic Cycle Bond ETF | VictoryShares WestEnd Economic Cycle Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0